Initial Public Offering - Additional Information (Detail) - $ / shares	Oct. 05, 2020	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Sale of stock issue price per share	$ 10.00
Class of warrants or rights exercise price	$ 11.50
IPO [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Stock shares issued during the period shares new issues	40,000,000
Sale of stock issue price per share	$ 10.00	$ 10.00